Exhibit 99.1

World Omni Auto Receivables Trust 2021-A

Monthly Servicer Certificate

April 30, 2023

Dates Covered
Collections Period	04/01/23 - 04/30/23
Interest Accrual Period	04/17/23 - 05/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/23	384,858,884.37	23,095
Yield Supplement Overcollateralization Amount 03/31/23	12,484,420.86	0
Receivables Balance 03/31/23	397,343,305.23	23,095
Principal Payments	15,396,828.62	322
Defaulted Receivables	390,911.86	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/23	11,673,057.71	0
Pool Balance at 04/30/23	369,882,507.04	22,758

Pool Statistics	$ Amount	# of Accounts
Pool Factor	32.96%
Prepayment ABS Speed	0.99%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	5,073,413.11	237
Past Due 61-90 days	1,398,059.06	64
Past Due 91-120 days	216,752.99	13
Past Due 121+ days	0.00	0
Total	6,688,225.16	314

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.75%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Delinquency Trigger Occurred	NO

Recoveries	347,536.98
Aggregate Net Losses/(Gains) - April 2023	43,374.88
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.13%
Prior Net Losses/(Gains) Ratio	0.33%
Second Prior Net Losses/(Gains) Ratio	0.06%
Third Prior Net Losses/(Gains) Ratio	0.12%
Four Month Average	0.16%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.31%

Overcollateralization Target Amount	5,504,632.16
Actual Overcollateralization	5,504,632.16
Weighted Average Contract Rate	3.52%
Weighted Average Contract Rate, Yield Adjusted	5.73%
Weighted Average Remaining Term	36.88

Flow of Funds	$ Amount

Collections	16,846,473.63
Investment Earnings on Cash Accounts	23,816.24
Servicing Fee	(331,119.42)
Transfer to Collection Account	0.00
Available Funds	16,539,170.45

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	97,454.06
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	9,471,745.17
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,504,632.16
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,435,470.73

Total Distributions of Available Funds	16,539,170.45

Servicing Fee	331,119.42
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 04/17/23	379,354,252.21
Principal Paid	14,976,377.33
Note Balance @ 05/15/23	364,377,874.88

Class A-1
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-2
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-3
Note Balance @ 04/17/23	229,784,252.21
Principal Paid	14,976,377.33
Note Balance @ 05/15/23	214,807,874.88
Note Factor @ 05/15/23	54.9943356%

Class A-4
Note Balance @ 04/17/23	100,020,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	100,020,000.00
Note Factor @ 05/15/23	100.0000000%

Class B
Note Balance @ 04/17/23	33,030,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	33,030,000.00
Note Factor @ 05/15/23	100.0000000%

Class C
Note Balance @ 04/17/23	16,520,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	16,520,000.00
Note Factor @ 05/15/23	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	127,322.39
Total Principal Paid	14,976,377.33
Total Paid	15,103,699.72

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.30000%
Interest Paid	57,446.06
Principal Paid	14,976,377.33
Total Paid to A-3 Holders	15,033,823.39

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33
Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1159405
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.6375764
Total Distribution Amount	13.7535169

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1470713
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.3419799
Total A-3 Distribution Amount	38.4890512

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	632.45
Noteholders' Principal Distributable Amount	367.55

Account Balances	$ Amount

Reserve Account
Balance as of 04/17/23	5,504,632.16
Investment Earnings	21,291.54
Investment Earnings Paid	(21,291.54)
Deposit/(Withdrawal)	-
Balance as of 05/15/23	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$1,902,999.29	$1,688,854.36	$2,253,126.12
Number of Extensions	86	80	100
Ratio of extensions to Beginning of Period Receivables Balance	0.48%	0.41%	0.52%